Note 18 Tax assets and liabilities (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Tax assets and liabilities [Line Items]
Current tax assets		€ 1,115	€ 932
Deferred tax assets		14,721	14,917
Tax assets		15,836	15,850
Current tax liabilities		893	644
Deferred tax liabilities	[1]	1,212	1,769
Tax liabilities		€ 2,105	€ 2,413

[1]	(*) The variation is mainly due to the impact of the application of IAS 29 in Turkey (see Note 2.1).